Shareholder Fees - FidelityHealthSavingsFunds-RetailComboPRO	Nov. 29, 2023 USD ($)
FidelityHealthSavingsFunds-RetailComboPRO | Fidelity Health Savings Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none